Borrowings	6 Months Ended
Jun. 30, 2019
Borrowings
Borrowings

7. Borrowings

	December 31,	June 30,
	2018	2019
Amounts due within one year	446,144	110,937
Less: unamortized deferred loan issuance costs	(5,755)	(5,397)
Borrowings - current portion	440,389	105,540
Amounts due after one year	939,682	1,306,817
Less: unamortized deferred loan issuance costs	(14,271)	(15,848)
Borrowings - non-current portion	925,411	1,290,969
Total	1,365,800	1,396,509

The main terms of the bank loan facilities and the Sponsor Credit Facility have been disclosed in the annual consolidated financial statements for the year ended December 31, 2018. Refer to Note 6 “Borrowings”.

On February 20, 2019, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Credit Suisse AG, Nordea Bank Abp, filial i Norge and Iyo Bank Ltd., Singapore Branch, each an original lender and Nordea acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility for up to $450,000 (the "2019 Partnership Facility") for the purpose of refinancing in full the existing facility agreement dated November 12, 2014 (the "Existing Partnership Facility"). Subsequently, on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The vessels covered by the 2019 Partnership Facility are the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth.

The agreement provides for an amortizing revolving credit facility which can be repaid and redrawn at any time, subject to the outstanding amount immediately after any drawdown not exceeding (i) 75% of the aggregate of the market values of all vessels under the agreement, or (ii) the total facility amount. The total facility amount reduces in 20 equal quarterly amounts of $7,357, with a final balloon amount of up to $302,860, together with the last quarterly reduction in February 2024. The credit facility bears interest at London Interbank Offered Rate ("LIBOR") plus a margin.

The obligations under the 2019 Partnership Facility are secured by a first priority mortgage over the vessels, a pledge of the share capital of the respective vessel-owning companies and a first priority assignment of earnings related to the vessels (excluding the GasLog Shanghai), including charter revenue, management revenue and any insurance and requisition compensation. The obligations under the facility are guaranteed by the Partnership and GasLog Partners Holdings LLC.

The 2019 Partnership Facility is subject to specified financial covenants that apply to GasLog Partners on a consolidated basis. These financial covenants include the following:

-the aggregate amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months must be at least $45,000;

-total indebtedness divided by total assets must be less than 65.0%; and

-the Partnership is permitted to declare or pay any dividends or distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends or distributions.

The 2019 Partnership Facility contains customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy as well as an event of default in the event of the cancellation, rescission, frustration or withdrawal of a charter agreement prior to its scheduled expiration, if certain prepayment and security provisions are not met. In addition, the 2019 Partnership Facility contains covenants requiring us and certain of our subsidiaries to maintain the aggregate of (i) the market value, on a charter exclusive basis, of the mortgaged vessel or vessels and (ii) the market value of any additional security provided to the lenders, at a total value not less than 120.0% of the then-outstanding amount under the facility. If GasLog Partners fails to comply with these covenants and is not able to obtain covenant waivers or modifications, its lenders could require it to make prepayments or provide additional collateral sufficient to bring it into compliance with such covenants, and if it fails to do so its lenders could accelerate our indebtedness.

The 2019 Partnership Facility also imposes certain restrictions relating to the Partnership, including restrictions that limit its ability to make any substantial change in the nature of its business or to the partnership structure without approval from the lenders.

On March 6, 2019, the Partnership drew down $360,000 under the 2019 Partnership Facility, out of which $354,375 was used to prepay the outstanding debt of GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd. and GAS-seventeen Ltd., which would have been due in November 2019. On March 7, 2019, the Existing Partnership Facility was terminated and the respective unamortized loan fees of $988 were written-off to profit or loss. On April 1, 2019, the Partnership drew down an additional $75,000 under the 2019 Partnership Facility.

GAS- twelve Ltd. Facility

Following the acquisition of GAS- twelve Ltd., the Partnership assumed $134,107 of outstanding indebtedness of the acquired entity under a debt financing agreement dated October 16, 2015 with 14 international banks, with Citibank N.A. London Branch and Nordea Bank AB, London Branch acting as agents on behalf of the other financing parties. The financing was backed by the Export Import Bank of Korea (“KEXIM”) and the Korea Trade Insurance Corporation (“K-Sure”), who were either directly lending or providing cover for over 60% of the facility.

The loan agreement with respect to the GasLog Glasgow provided for four tranches of $51,257,  $25,615,  $24,991 and $61,104. Under the terms of the agreement, each drawing under the first three tranches will be repaid in 24 consecutive semi-annual equal installments commencing six months after draw down, according to a 12-year profile. Each drawing under the fourth tranche will be repaid in 20 consecutive semi-annual equal installments commencing six months after draw down according to a 20-year profile, with a balloon payment together with the final installment. On June 24, 2016, $162,967 was drawn down to partially finance the delivery of the GasLog Glasgow. Amounts drawn per tranche bear interest at LIBOR plus a margin.

The obligations under the aforementioned facility are secured by a first priority mortgage over the GasLog Glasgow, a pledge of the share capital of the vessel -  owning company and a first priority assignment of earnings related to the GasLog Glasgow, including charter revenue, management revenue and any insurance and requisition compensation. Obligations under the facility are guaranteed by GasLog, with the Partnership and its subsidiary GasLog Partners Holdings LLC guaranteeing up to the value of the commitments relating to the GasLog Glasgow. The facility includes customary restrictive covenants and, among other restrictions, a fair market value covenant pursuant to which an event of default could occur under the facility if the aggregate fair market value of the collateral vessel (without taking into account any charter arrangements) were to fall below 120% of the aggregate outstanding principal balance.

GasLog, as corporate guarantor for the aforementioned facility, is also subject to specified financial covenants on a consolidated basis. The financial covenants include the following:

-	net working capital (excluding the current portion of long-term debt) must be not less than $0;
-	total indebtedness divided by total assets must not exceed 75.0%;
-	the ratio of EBITDA over debt service obligations (including interest and debt repayments) on a trailing 12-month basis must be not less than 110.0%;
-	the aggregate amount of all unencumbered cash and cash equivalents must be not less than the higher of 3% of total indebtedness or $50,000 after the first drawdown;
-

GasLog is permitted to pay dividends, provided that it holds unencumbered cash and cash equivalents equal to at least 4.0% of its total indebtedness subject to no event of default having occurred or occurring as a consequence of the payment of such dividends; and

-	the market value adjusted net worth of GasLog must at all times be not less than $350,000.

GasLog was in compliance with the above financial covenants as of June 30, 2019. Any failure by GasLog to comply with these financial covenants would permit the lenders under this credit facility to exercise remedies as secured creditors which, if such a default was to occur, could include foreclosing on the GasLog Glasgow.

The credit facility also imposes certain restrictions relating to GasLog, including restrictions that limit its ability to make any substantial change in the nature of its business or to engage in transactions that would constitute a change of control, as defined in the relevant credit facility, without repaying all of its indebtedness in full, or to allow its largest shareholders to reduce their shareholding in GasLog below specified thresholds.

GasLog Partners was in compliance with its financial covenants as of June 30, 2019.